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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                              FORM 13F COVER PAGE

       Report for the Calendar Year of Quarter Ended: September 30, 2009

                 Check here if Amendment [ ]; Amendment Number:

                       This Amendment (Check only one.):
                          [ ] is a restatement.
                          [ ] adds new holdings entries.


              Institutional Investment Manager Filing this Report:
                         Noonday Asset Management, L.P.
                             227 West Trade Street
                                   Suite 2140
                              Charlotte, NC 28202

                    c/o Farallon Capital Management, L.L.C.
                               One Maritime Plaza
                                   Suite 2100
                        San Francisco, California 94111

                        Form 13F File Number: 028-11402

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                 Mark C. Wehrly
                              Authorized Signatory
                                 (415) 421-2132





                               /s/ Mark C. Wehrly
                           -------------------------
                           San Francisco, California
                               November 16, 2009



                                  Report Type:
                              13F Holdings Report

                             Form 13 F Summary Page

                                 Report Summary

                       Number of Other Included Managers

                                       5

                    Form 13 F Information Table Entry Total:

                                       14

                    Form 13 F Information Table Value Total:

                             $2,004,327 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. 1
Form 13F File Number: 028-03896
Name:  Farallon Capital Management, L.L.C.

No. 2
Form 13F File Number: 028-06372
Name:  Farallon Partners, L.L.C.

No. 3
Form 13F File Number: 028-11404
Name:  Noonday G.P. (U.S.), L.L.C.

No. 4
Form 13F File Number: 028-11719
Name:  Noonday Asset Management LLP

No. 5
Form 13F File Number: 028-11716
Name:  Noonday Asset Management Asia Pte. Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                       VALUE      SHARES/  SH/ PUT/ INVSTMT  OTHER           VOTING AUTHORITY
        NAME OF ISSUER       TITLE OF CLASS  CUSIP    (x$1000)    PRN AMT  PRN CALL DSCRETN MANAGERS  SOLE     SHARED     NONE
--------------------------- -------------- --------- ---------- ---------- --- ---- ------- --------- -------- ---------- ----------
51JOB INC                   SP ADR REP COM 316827104      4,177    298,578 SH       OTHER   01-03, 05             298,578
ARENA PHARMACEUTICALS INC   COM            040047102      1,363    305,000 SH       OTHER   01-03                 305,000
BIOMARIN PHARMACEUTICAL INC COM            09061G101      4,122    228,000 SH       OTHER   01-03                 228,000
CARNIVAL CORP               PAIRED CTF     143658300     18,852    566,479 SH       OTHER   01-04                 566,479
LIGAND PHARMACEUTICALS INC  CL B           53220K207      2,358  1,020,634 SH       OTHER   01-03               1,020,634
ONYX PHARMACEUTICALS INC    COM            683399109      1,648     55,000 SH       OTHER   01-03                  55,000
OSI PHARMACEUTICALS INC     COM            671040103      8,490    240,500 SH       OTHER   01-03                 240,500
PEROT SYS CORP              CL A           714265105     15,147    510,000 SH       OTHER   01-03                 510,000
SCHERING PLOUGH CORP        COM            806605101    678,000 24,000,000 SH       OTHER   01-03              24,000,000
SCHERING PLOUGH CORP        PFD CONV MAN07 806605705     76,531    315,000 SH       OTHER   01-03                 315,000
SEPRACOR INC                COM            817315104     20,095    877,500 SH       OTHER   01-03                 877,500
SHIRE PLC                   SPONSORED ADR  82481R106      7,970    152,410 SH       OTHER   01-03                 152,410
SUN MICROSYSTEMS INC        COM NEW        866810203     49,813  5,480,000 SH       OTHER   01-04               5,480,000
WYETH                       COM            983024100  1,115,761 22,967,500 SH       OTHER   01-03              22,967,500